Michael W. Stockton Secretary American Funds Fundamental Investors 6455 Irvine Center Drive Irvine, California 92618 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com

March 5, 2018

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Fundamental Investors

File Nos. 002-10760 and 811-00032

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on February 28, 2018 of Registrant's Post-Effective Amendment No. 123 under the Securities Act of 1933 and Amendment No. 66 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton